[Transamerica Life Insurance Company Letterhead]

October 5, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Access®

WRL Series Annuity Account

Transamerica Life Insurance Company

(File No. 333-249145)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed registration statement. The text of the registrant’s most registration statement was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth

Assistant Secretary